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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
Address: 17 Heights Road
         Plandome, NY 11030

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
Title: Managing Member
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Edward M. Giles                         New York, NY           05/04/09
-------------------------------------   -------------------   ------------------
[Signature]                                [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           40

Form 13F Information Table Value Total:       166812
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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GME Capital LLC
FORM 13F
31-Mar-09

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
                                                                                                            Voting Authority
                                                                                                    -------------------------------
                                 Title of                    Value    Shares/  Sh/   Put/  Invstmt   Other
Name of Issuer                    class         CUSIP      (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers    Sole   Shared  None
--------------                -------------  ------------  --------  --------  ---   ----  -------  --------  -------  ------  ----
3D SYSTEMS CORP DEL           COM            88554D205         2530    383960   SH         Defined             383960
ACCELR8 TECHNOLOGY CORP       COM            004304200           87     50900   SH         Defined              50900
AMERICAN VANGUARD CORP        COM            030371108         4897    379649   SH         Defined             379649
ANADARKO PETROLEUM CORP       COM            032511107         3251     83600   SH         Defined              83600
ANALOG DEVICES INC            COM            032654105          274     14223   SH         Defined              14223
BOARDWALK PIPELINE PTNRS, LP  UT LTD PTNR    096627104         3109    138800   SH         Defined             138800
BREEZE-EASTERN CORP           COM            106764103          335     50700   SH         Defined              50700
BRIGHAM EXPLORATION CO        COM            109178103           19     10000   SH         Defined              10000
CELGENE CORP                  COM            151020104        35924    809107   SH         Defined             809107
CERNER CORP                   COM            156782104         4204     95600   SH         Defined              95600
CONTINENTAL RESOURCES INC     COM            212015101         6495    306200   SH         Defined             306200
CORNERSTONE THERAPEUTICES
   INC                        COM            21924P103          186     45400   SH         Defined              45400
ELAN CORP PLC  ADR            ADR            284131208         5534    833500   SH         Defined             833500
ENERGY FOCUS INC              COM            29268T102          276    250550   SH         Defined             250550
ENERGY TRANSFER PARTNERS LP   UNIT LTD PTNR  29273R109         4301    116600   SH         Defined             116600
EQT CORPORATION               COM            26884L109         2600     83000   SH         Defined              83000
EV3 INC                       COM            26928A200         1733    244100   SH         Defined             244100
EVERGREEN ENERGY INC          COM            30024B104          130     93400   SH         Defined              93400
GOLDCORP INC NEW              COM            380956409         5311    159400   SH         Defined             159400
HEALTH GRADES INC             COM            42218Q102          534    261600   SH         Defined             261600
ISHARES SILVER TRUST          ISHARES        46428Q109          640     50000   SH         Defined              50000
KOPIN CORP.                   COM            500600101           41     17568   SH         Defined              17568
MARKWEST ENERGY PARTNERS LP   UNIT LTD PTNR  570759100          517     44600   SH         Defined              44600
MEDCO HEALTH SOLUTIONS INC    COM            58405U102         2468     59700   SH         Defined              59700
METABOLIX INC                 COM            591018809         5190    761120   SH         Defined             761120
MONSANTO CO NEW               COM            61166W101         1986     23900   SH         Defined              23900
MRV COMMUNICATIONS INC.       COM            553477100           82    263900   SH         Defined             263900
NEWMONT MINING CORPORATION    COM            651639106         2795     62450   SH         Defined              62450
POTASH CORP OF SASKATCHEWAN
   IN                         COM            73755L107         1931     23900   SH         Defined              23900
QUIDEL CORP                   COM            74838J101         2654    287900   SH         Defined             287900
RAYONIER INC                  COM            754907103         5477    181244   SH         Defined             181244
SOUTHWESTERN ENERGY CO        COM            845467109        18516    623650   SH         Defined             623650
SPDR GOLD TRUST               GOLD SHS       78463V107        21144    234200   SH         Defined             234200
STERICYCLE, INC.              COM            858912108         7823    163900   SH         Defined             163900
THE MOSAIC CO                 COM            61945A107         2007     47800   SH         Defined              47800
THERMO FISHER SCIENTIFIC INC  COM            883556102         5950    166800   SH         Defined             166800
UNIVERSAL HEALTH RLTY
   INCOME T                   SH BEN INT     91359E105          938     32083   SH         Defined              32083
VERTEX PHARMACEUTICALS INC    COM            92532F100         1574     54800   SH         Defined              54800
WILLBROS GROUP INC DEL        COM            969203108         2174    224100   SH         Defined             224100
ZIX CORPORATION               COM            98974P100         1175   1141197   SH         Defined            1141197
REPORT SUMMARY                           40  DATA RECORDS    166812              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED